Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended			15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended		117 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 24, 2016	Dec. 31, 2015	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2025	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000007773
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value			$ 10,000		$ 10,131		$ 10,376		$ 10,773			$ 11,182		$ 11,856		$ 12,217		$ 12,761		$ 13,605		$ 13,496		$ 13,955		$ 15,025		$ 12,989		$ 14,758		$ 15,388		$ 15,645		$ 17,058		$ 13,709		$ 16,521		$ 17,991		$ 20,171		$ 21,411		$ 23,233		$ 23,360		$ 25,926		$ 24,725		$ 20,736		$ 19,717		$ 21,200		$ 22,781		$ 24,764		$ 23,945		$ 26,735		$ 29,547		$ 30,802		$ 32,603		$ 33,377		$ 31,940		$ 35,423	$ 38,286	$ 39,289
C000092055
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value			10,000		10,134		10,381		10,781			11,193		11,870		12,235		12,783		13,631		13,525		13,988		15,065		13,029		14,806		15,442		15,705		17,128		13,766		16,593		18,074		20,270		21,521		23,359		23,492		26,079		24,876		20,869		19,847		21,346		22,943		24,947		24,128		26,949		29,791		31,064		32,890		33,680		32,239		35,764	38,666	39,690
C000007774
Account Value [Line Items]
Line Graph and Table Measure Name										Admiral Shares
Accumulated Value			10,000		10,134		10,382		10,781			11,193		11,870		12,235		12,783		13,631		13,526		13,989		15,066		13,028		14,805		15,441		15,703		17,125		13,767		16,595		18,075		20,271		21,523		23,360		23,493		26,081		24,879		20,871		19,850		21,348		22,946		24,949		24,130		26,949		29,790		31,063		32,888		33,677		32,235		35,759	38,660	39,682
C000170274
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Select Share Class
Accumulated Value	$ 5,152,656,423	$ 5,000,000,000		$ 5,351,187,741		$ 5,556,006,018		$ 5,892,894,070			$ 6,074,753,290		$ 6,347,363,071		$ 6,769,029,785		$ 6,717,278,809		$ 6,947,757,117		$ 7,482,903,724		$ 6,471,250,501		$ 7,354,824,829		$ 7,671,344,837		$ 7,801,522,865		$ 8,509,172,295		$ 6,840,975,216		$ 8,246,765,462		$ 8,983,316,644		$ 10,074,899,875		$ 10,697,837,957		$ 11,612,520,867		$ 11,679,484,952		$ 12,966,880,998		$ 12,369,716,273		$ 10,377,912,168		$ 9,870,672,629		$ 10,616,603,624		$ 11,412,417,469		$ 12,409,716,259		$ 12,003,083,172		$ 13,406,371,682		$ 14,820,903,365		$ 15,455,416,802		$ 16,364,579,247		$ 16,758,463,258		$ 16,042,005,462		$ 17,797,409,609		$ 19,242,332,122		$ 19,752,131,312
C000007775
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value			10,000		10,160		10,543		10,860			11,675		12,051		12,267		12,773		13,658		13,338		13,500		14,488		12,900		14,284		14,821		14,981		16,212		12,159		13,702		14,467		16,565		18,376		19,335		19,144		20,923		21,125		18,948		17,855		20,467		20,259		20,975		20,477		22,330		24,501		24,264		26,542		25,868		26,538		27,300	28,937	29,780
C000007778
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value			10,000		10,164		10,549		10,872			11,688		12,070		12,290		12,799		13,690		13,377		13,544		14,538		12,952		14,347		14,890		15,057		16,300		12,220		13,777		14,550		16,664		18,492		19,463		19,277		21,074		21,283		19,095		18,002		20,643		20,439		21,169		20,678		22,554		24,756		24,525		26,836		26,163		26,849		27,627	29,296	30,159
C000007776
Account Value [Line Items]
Line Graph and Table Measure Name										Admiral Shares
Accumulated Value			10,000		10,163		10,550		10,870			11,686		12,067		12,286		12,797		13,688		13,371		13,542		14,533		12,945		14,338		14,879		15,048		16,287		12,219		13,774		14,548		16,660		18,491		19,462		19,276		21,074		21,282		19,092		17,996		20,635		20,433		21,158		20,666		22,543		24,742		24,510		26,820		26,147		26,833		27,607	29,276	30,137
C000007777
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value			5,000,000		5,081,710		5,273,393		5,433,891			5,843,623		6,033,968		6,144,037		6,399,598		6,845,415		6,686,929		6,770,729		7,268,537		6,474,241		7,171,154		7,441,906		7,525,149		8,146,566		6,110,451		6,890,313		7,277,678		8,334,158		9,250,188		9,734,539		9,643,492		10,541,382		10,645,864		9,552,283		9,004,209		10,324,801		10,221,748		10,586,983		10,340,655		11,280,375		12,380,927		12,265,497		13,421,565		13,082,926		13,426,663		13,816,448	14,649,888	15,083,495
C000007783
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value			10,000		10,031		10,129		10,647			10,599		11,613		12,155		12,741		13,530		13,684		14,488		15,612		13,061		15,263		15,982		16,297		17,905		15,440		19,919		22,501		25,069		25,437		28,403		28,785		31,863		28,576		22,164		21,316		21,277		24,941		28,327		27,272		31,192		34,582		37,566		38,650		41,331		37,392		44,244	48,462	49,303
C000007786
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value			10,000		10,034		10,136		10,657			10,613		11,632		12,179		12,770		13,563		13,724		14,534		15,665		13,113		15,329		16,056		16,377		17,998		15,525		20,033		22,637		25,227		25,606		28,600		28,995		32,106		28,804		22,346		21,499		21,469		25,172		28,599		27,545		31,513		34,949		37,977		39,087		41,812		37,839		44,787	49,072	49,940
C000007784
Account Value [Line Items]
Line Graph and Table Measure Name										Admiral Shares
Accumulated Value			10,000		10,034		10,136		10,657			10,612		11,631		12,177		12,769		13,563		13,722		14,533		15,663		13,110		15,323		16,050		16,371		17,990		15,519		20,026		22,631		25,221		25,599		28,590		28,984		32,095		28,793		22,337		21,489		21,459		25,159		28,584		27,527		31,494		34,926		37,951		39,060		41,781		37,810		44,753	49,033	49,899
C000007785
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value			5,000,000		5,017,263		5,068,411		5,328,932			5,306,695		5,816,811		6,089,442		6,385,216		6,782,716		6,863,366		7,267,865		7,834,520		6,556,654		7,664,570		8,028,505		8,188,420		8,999,549		7,763,804		10,018,343		11,320,827		12,617,218		12,805,828		14,303,655		14,501,065		16,057,484		14,405,253		11,176,459		10,752,587		10,736,580		12,589,118		14,302,246		13,774,959		15,759,273		17,477,973		18,992,167		19,547,508		20,909,685		18,923,039		22,398,144	24,540,767	24,974,426
C000007787
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value			10,000		10,095		10,340		10,754			11,150		11,835		12,209		12,751		13,591		13,495		13,953		15,002		12,967		14,747		15,374		15,607		17,017		13,708		16,638		18,248		20,571		21,731		23,629		23,708		26,098		24,696		20,538		19,556		20,935		22,545		24,533		23,772		26,611		29,363		30,616		32,374		33,250		31,777		35,392	38,285	39,220
C000007790
Account Value [Line Items]
Line Graph and Table Measure Name										ETF Shares Net Asset Value
Accumulated Value			10,000		10,099		10,348		10,766			11,165		11,855		12,231		12,780		13,625		13,532		13,997		15,053		13,020		14,810		15,444		15,686		17,107		13,780		16,729		18,355		20,698		21,870		23,789		23,877		26,291		24,886		20,702		19,721		21,118		22,752		24,767		24,008		26,881		29,671		30,948		32,734		33,633		32,152		35,821	38,762	39,721
C000007788
Account Value [Line Items]
Line Graph and Table Measure Name										Admiral Shares
Accumulated Value			10,000		10,098		10,347		10,766			11,165		11,855		12,232		12,779		13,624		13,530		13,995		15,051		13,015		14,803		15,438		15,680		17,100		13,777		16,726		18,352		20,697		21,867		23,784		23,873		26,288		24,882		20,699		19,715		21,110		22,744		24,755		23,997		26,868		29,656		30,931		32,717		33,613		32,132		35,798	38,737	39,693
C000007789
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Shares
Accumulated Value			5,000,000		5,049,350		5,173,904		5,382,820			5,582,865		5,927,881		6,116,368		6,390,297		6,813,040		6,766,627		6,998,983		7,527,706		6,509,511		7,404,213		7,721,308		7,841,959		8,552,783		6,891,875		8,367,000		9,180,570		10,352,934		10,939,275		11,898,830		11,943,534		13,151,480		12,448,649		10,355,953		9,864,328		10,562,386		11,379,662		12,387,084		12,006,675		13,444,119		14,839,831		15,478,514		16,372,066		16,821,235		16,080,547		17,915,526	19,386,639	19,866,152
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,147,526,005	5,000,000,000		5,375,816,703		5,598,236,535		5,922,524,381			6,100,664,780		6,379,289,163		6,782,952,897		6,741,940,992		7,003,081,023		7,500,775,615		6,423,697,564		7,325,617,960		7,625,109,507		7,711,778,735		8,408,617,168		6,646,103,521		8,114,140,460		8,850,466,588		10,156,825,684		10,811,806,098		11,707,876,485		11,694,013,568		12,762,816,558		12,073,696,590		10,040,888,900		9,582,695,685		10,270,354,382		11,014,354,644		11,938,732,090		11,545,986,839		12,946,697,507		14,247,286,498		14,708,800,136		15,614,812,637		16,037,724,646		15,256,771,746		16,948,409,929		18,341,082,513		18,772,886,985
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			5,000,000		5,045,710		5,177,623		5,407,249			5,630,969		5,957,153		6,136,335		6,416,589		6,822,613		6,781,361		7,044,028		7,544,632		6,461,257		7,368,451		7,669,693		7,756,869		8,457,782		6,684,963		8,161,584		8,902,215		10,216,212		10,875,022		11,776,332		11,762,388		12,837,440		12,144,291		10,099,598		9,638,725		10,330,405		11,078,755		12,008,537		11,613,496		13,022,396		14,330,590		14,794,802		15,706,112		16,131,497		15,345,977		17,047,507	18,448,322	18,882,651
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			5,000,000		5,045,710		5,177,623		5,407,249			5,630,969		5,957,153		6,136,335		6,416,589		6,822,613		6,781,361		7,044,028		7,544,632		6,461,257		7,368,451		7,669,693		7,756,869		8,457,782		6,684,963		8,161,584		8,902,215		10,216,212		10,875,022		11,776,332		11,762,388		12,837,440		12,144,291		10,099,598		9,638,725		10,330,405		11,078,755		12,008,537		11,613,496		13,022,396		14,330,590		14,794,802		15,706,112		16,131,497		15,345,977		17,047,507	18,448,322	18,882,651
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			10,000		10,091		10,355		10,815			11,262		11,914		12,273		12,833		13,645		13,563		14,088		15,089		12,923		14,737		15,339		15,514		16,916		13,370		16,323		17,804		20,432		21,750		23,553		23,525		25,675		24,289		20,199		19,277		20,661		22,158		24,017		23,227		26,045		28,661		29,590		31,412		32,263		30,692		34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name										Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value			5,000,000		5,045,710		5,177,623		5,407,249			5,630,969		5,957,153		6,136,335		6,416,589		6,822,613		6,781,361		7,044,028		7,544,632		6,461,257		7,368,451		7,669,693		7,756,869		8,457,782		6,684,963		8,161,584		8,902,215		10,216,212		10,875,022		11,776,332		11,762,388		12,837,440		12,144,291		10,099,598		9,638,725		10,330,405		11,078,755		12,008,537		11,613,496		13,022,396		14,330,590		14,794,802		15,706,112		16,131,497		15,345,977		17,047,507	18,448,322	18,882,651
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value			10,000		10,135		10,384		10,784			11,196		11,875		12,242		12,790		13,640		13,537		14,002		15,081		13,042		14,822		15,460		15,723		17,149		13,788		16,620		18,105		20,304		21,558		23,401		23,537		26,132		24,931		20,916		19,895		21,399		23,004		25,015		24,196		27,025		29,878		31,157		32,992		33,786		32,343		35,882	38,797	39,827
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value			10,000		10,135		10,384		10,784			11,196		11,875		12,242		12,790		13,640		13,537		14,002		15,081		13,042		14,822		15,460		15,723		17,149		13,788		16,620		18,105		20,304		21,558		23,401		23,537		26,132		24,931		20,916		19,895		21,399		23,004		25,015		24,196		27,025		29,878		31,157		32,992		33,786		32,343		35,882	38,797	39,827
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value			10,000		10,135		10,384		10,784			11,196		11,875		12,242		12,790		13,640		13,537		14,002		15,081		13,042		14,822		15,460		15,723		17,149		13,788		16,620		18,105		20,304		21,558		23,401		23,537		26,132		24,931		20,916		19,895		21,399		23,004		25,015		24,196		27,025		29,878		31,157		32,992		33,786		32,343		35,882	38,797	39,827
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value	$ 5,152,577,879	$ 5,000,000,000		$ 5,351,059,644		$ 5,555,696,904		$ 5,892,712,361			$ 6,074,688,823		$ 6,346,856,796		$ 6,768,592,456		$ 6,717,209,557		$ 6,947,870,304		$ 7,483,604,398		$ 6,471,833,716		$ 7,355,108,910		$ 7,671,660,236		$ 7,801,946,815		$ 8,509,582,474		$ 6,841,875,118		$ 8,247,419,786		$ 8,983,867,536		$ 10,075,241,770		$ 10,697,385,154		$ 11,611,886,545		$ 11,679,473,268		$ 12,967,381,916		$ 12,371,075,462		$ 10,379,193,451		$ 9,872,419,381		$ 10,618,876,858		$ 11,414,983,990		$ 12,412,896,177		$ 12,006,570,925		$ 13,410,327,659		$ 14,825,911,958		$ 15,461,022,779		$ 16,371,147,757		$ 16,765,554,148		$ 16,049,300,652		$ 17,805,478,780		$ 19,252,089,089		$ 19,763,234,002
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Value Index
Accumulated Value			10,000		10,166		10,553		10,874			11,693		12,076		12,297		12,806		13,699		13,385		13,554		14,546		12,959		14,354		14,898		15,066		16,309		12,231		13,788		14,563		16,678		18,511		19,484		19,300		21,101		21,311		19,123		18,029		20,676		20,468		21,200		20,707		22,572		24,773		24,542		26,859		26,184		26,876		27,653	29,326	30,193
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Value Index
Accumulated Value			10,000		10,166		10,553		10,874			11,693		12,076		12,297		12,806		13,699		13,385		13,554		14,546		12,959		14,354		14,898		15,066		16,309		12,231		13,788		14,563		16,678		18,511		19,484		19,300		21,101		21,311		19,123		18,029		20,676		20,468		21,200		20,707		22,572		24,773		24,542		26,859		26,184		26,876		27,653	29,326	30,193
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Value Index
Accumulated Value			10,000		10,166		10,553		10,874			11,693		12,076		12,297		12,806		13,699		13,385		13,554		14,546		12,959		14,354		14,898		15,066		16,309		12,231		13,788		14,563		16,678		18,511		19,484		19,300		21,101		21,311		19,123		18,029		20,676		20,468		21,200		20,707		22,572		24,773		24,542		26,859		26,184		26,876		27,653	29,326	30,193
NACC2 Index: CRSP US Large Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Value Index
Accumulated Value			5,000,000		5,082,823		5,276,486		5,437,057			5,846,388		6,037,950		6,148,595		6,402,938		6,849,456		6,692,566		6,776,990		7,273,103		6,479,577		7,176,751		7,448,948		7,532,977		8,154,660		6,115,255		6,893,929		7,281,505		8,339,231		9,255,712		9,741,834		9,649,853		10,550,361		10,655,453		9,561,549		9,014,336		10,337,911		10,234,134		10,599,894		10,353,309		11,285,908		12,386,610		12,271,114		13,429,285		13,092,106		13,437,783		13,826,510	14,662,805	15,096,295
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Growth Index
Accumulated Value			10,000		10,036		10,139		10,661			10,616		11,637		12,186		12,778		13,573		13,735		14,546		15,678		13,119		15,339		16,068		16,391		18,015		15,543		20,060		22,671		25,269		25,649		28,651		29,048		32,167		28,860		22,390		21,543		21,511		25,226		28,665		27,609		31,591		35,039		38,080		39,195		41,932		37,949		44,925	49,224	50,099
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Growth Index
Accumulated Value			10,000		10,036		10,139		10,661			10,616		11,637		12,186		12,778		13,573		13,735		14,546		15,678		13,119		15,339		16,068		16,391		18,015		15,543		20,060		22,671		25,269		25,649		28,651		29,048		32,167		28,860		22,390		21,543		21,511		25,226		28,665		27,609		31,591		35,039		38,080		39,195		41,932		37,949		44,925	49,224	50,099
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Growth Index
Accumulated Value			10,000		10,036		10,139		10,661			10,616		11,637		12,186		12,778		13,573		13,735		14,546		15,678		13,119		15,339		16,068		16,391		18,015		15,543		20,060		22,671		25,269		25,649		28,651		29,048		32,167		28,860		22,390		21,543		21,511		25,226		28,665		27,609		31,591		35,039		38,080		39,195		41,932		37,949		44,925	49,224	50,099
NACC2 Index: CRSP US Large Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Growth Index
Accumulated Value			5,000,000		5,018,004		5,069,295		5,330,276			5,307,804		5,818,574		6,092,907		6,388,899		6,786,413		6,867,570		7,273,063		7,838,952		6,559,734		7,669,414		8,034,148		8,195,465		9,007,337		7,771,493		10,030,188		11,335,654		12,634,416		12,824,266		14,325,666		14,524,179		16,083,521		14,430,112		11,195,109		10,771,528		10,755,435		12,612,959		14,332,401		13,804,261		15,795,454		17,519,482		19,039,867		19,597,564		20,966,005		18,974,645		22,462,538	24,611,784	25,049,540
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Index
Accumulated Value			10,000		10,106		10,356		10,774			11,175		11,867		12,245		12,793		13,641		13,549		14,015		15,072		13,035		14,829		15,465		15,709		17,133		13,806		16,763		18,395		20,746		21,921		23,846		23,940		26,361		24,953		20,760		19,776		21,177		22,816		24,839		24,077		26,953		29,752		31,035		32,829		33,733		32,250		35,933	38,885	39,851
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Index
Accumulated Value			10,000		10,106		10,356		10,774			11,175		11,867		12,245		12,793		13,641		13,549		14,015		15,072		13,035		14,829		15,465		15,709		17,133		13,806		16,763		18,395		20,746		21,921		23,846		23,940		26,361		24,953		20,760		19,776		21,177		22,816		24,839		24,077		26,953		29,752		31,035		32,829		33,733		32,250		35,933	38,885	39,851
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Index
Accumulated Value			10,000		10,106		10,356		10,774			11,175		11,867		12,245		12,793		13,641		13,549		14,015		15,072		13,035		14,829		15,465		15,709		17,133		13,806		16,763		18,395		20,746		21,921		23,846		23,940		26,361		24,953		20,760		19,776		21,177		22,816		24,839		24,077		26,953		29,752		31,035		32,829		33,733		32,250		35,933	38,885	39,851
NACC2 Index: CRSP US Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name										CRSP US Large Cap Index
Accumulated Value			$ 5,000,000		$ 5,052,798		$ 5,178,066		$ 5,387,169			$ 5,587,350		$ 5,933,285		$ 6,122,614		$ 6,396,730		$ 6,820,405		$ 6,774,620		$ 7,007,425		$ 7,535,981		$ 6,517,408		$ 7,414,455		$ 7,732,468		$ 7,854,374		$ 8,566,402		$ 6,903,154		$ 8,381,466		$ 9,197,250		$ 10,373,142		$ 10,960,665		$ 11,923,165		$ 11,969,809		$ 13,180,645		$ 12,476,708		$ 10,380,049		$ 9,888,141		$ 10,588,527		$ 11,408,218		$ 12,419,530		$ 12,038,382		$ 13,476,585		$ 14,875,993		$ 15,517,379		$ 16,414,585		$ 16,866,268		$ 16,124,748		$ 17,966,431	$ 19,442,652	$ 19,925,400